CONSOLIDATED INRERIM STATEMENTS OF CHANGES IN EQUITY (Unaudited) - USD ($) $ in Thousands	Share capital		Share premium and other capital reserves		Accumulated deficit	Total Attributable to equity holders of the Company		Non-controlling interests	Total
Balance at Dec. 31, 2022	$ 235		$ 261,402		$ (233,707)	$ 27,930		$ 6,860	$ 34,790
Loss	0		0		(13,294)	(13,294)		(1,465)	(14,759)
Issuance of ordinary shares, net of issuance expenses	2		334		0	336		0	336
Forfeiture of non-controlling interests regarding share-based compensation	0		69		0	69		(69)	0
Issuance of a subsidiary ordinary shares to the Company	0		(809)		0	(809)		809	0
Issuance of a subsidiary preferred shares to non-controlling interests	0		(238)		0	(238)		9,761	9,523
Restricted stock units (“RSUs”) vested		[1]		[1]	0		[1]	0		[1]
Share-based compensation	0		294		0	294		925	1,219
Balance at Jun. 30, 2023	237		261,052		(247,001)	14,288		16,821	31,109
Balance at Dec. 31, 2023	286		269,353		(257,586)	12,053		16,632	28,685
Loss	0		0		(9,282)	(9,282)		(548)	(9,830)
Issuance of ordinary shares, net of issuance expenses	1		85		0	86		0	86
Forfeiture of non-controlling interests regarding share-based compensation	0		22		0	22		(22)	0
Restricted stock units (“RSUs”) vested		[1]		[1]	0		[1]	0		[1]
Share-based compensation and RSUs	0		188		0	188		811	999
Balance at Jun. 30, 2024	$ 287		$ 269,648		$ (266,868)	$ 3,067		$ 16,873	$ 19,940

[1]	Represents an amount lower than $1.